Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of October 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS — 15.1%
744,375	A-AP Buyer, Inc. 6.752% (1-Month Term SOFR+325 basis points), 9/9/2031[2,3,4]	$745,305
727,361	Acrisure LLC 6.965% (1-Month Term SOFR+300 basis points), 11/6/2030[2,3,4]	727,815
493,769	Ahead DB Holdings LLC 6.752% (3-Month Term SOFR+350 basis points), 2/3/2031[2,3,4]	495,825
1,228,855	AI Aqua Merger Sub, Inc. 7.129% (1-Month Term SOFR+300 basis points), 7/31/2028[2,3,4]	1,232,922
	Aimbridge Acquisition Co., Inc.
67,348	9.647% (1-Month Term SOFR+550 basis points), 2/28/2027[2,4]	67,664
69,834	11.647% (1-Month Term SOFR+761 basis points), 7/5/2027[2,4]	69,426
596,264	Alliant Holdings Intermediate LLC 6.465% (1-Month Term SOFR+250 basis points), 9/19/2031[2,3,4]	596,365
750,000	Allied Universal Holdco LLC 7.513% (1-Month Term SOFR+325 basis points), 8/20/2032[2,3,4]	753,889
492,541	Amynta Agency Borrower, Inc. 6.715% (1-Month Term SOFR+275 basis points), 12/29/2031[2,3,4]	493,925
491,294	Aretec Group, Inc. 7.663% (1-Month Term SOFR+350 basis points), 8/9/2030[2,3,4]	493,608
748,120	Ascend Learning LLC 0.000% (1-Month Term SOFR+300 basis points), 12/11/2028[2,3,4]	748,666
744,366	Aspire Bakeries Holdings LLC 7.663% (1-Month Term SOFR+350 basis points), 12/23/2030[2,3,4]	749,952
725,710	Autokiniton U.S. Holdings, Inc. 8.278% (1-Month Term SOFR+400 basis points), 4/6/2028[2,3,4]	699,403
500,000	Aveanna Healthcare LLC 0.000% (3-Month Term SOFR+375 basis points), 9/17/2032[2,3,4]	502,073
495,000	B&G Foods, Inc. 7.816% (1-Month Term SOFR+350 basis points), 10/10/2029[2,3,4]	475,448
729,375	Barracuda Networks, Inc. 8.808% (3-Month Term SOFR+450 basis points), 8/15/2029[2,3,4]	610,396
500,000	Calabrio, Inc. 8.015% (1-Month Term SOFR+400 basis points), 10/25/2032[3,4]	475,625
493,769	Cengage Learning, Inc. 7.698% (1-Month Term SOFR+350 basis points), 3/24/2031[2,3,4]	488,061
446,617	Central Parent LLC 7.252% (3-Month Term SOFR+325 basis points), 7/6/2029[2,3,4]	369,115
495,013	Century DE Buyer LLC 7.780% (3-Month Term SOFR+300 basis points), 10/30/2030[2,3,4]	497,364
1,477,537	CHG Healthcare Services, Inc. 7.333% (3-Month Term SOFR+275 basis points), 9/29/2028[2,3,4]	1,483,491
500,000	Clarios Global LP 6.715% (1-Month Term SOFR+275 basis points), 1/28/2032[2,3,4]	502,188

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
750,000	Cotiviti, Inc. 6.856% (1-Month Term SOFR+275 basis points), 3/29/2032[2,3,4]	$723,514
491,250	CPM Holdings, Inc. 8.634% (1-Month Term SOFR+450 basis points), 9/28/2028[2,3,4]	490,329
735,100	Creative Artists Agency LLC 6.663% (1-Month Term SOFR+250 basis points), 10/1/2031[2,3,4]	736,989
748,111	Crown Subsea Communications Holding, Inc. 7.663% (1-Month Term SOFR+350 basis points), 1/30/2031[2,3,4]	753,722
750,000	Dawn Bidco LLC 3.060% (1-Month Term SOFR+300 basis points), 10/7/2032[2,3,4]	748,391
800,000	Dedalus Finance GmbH 5.783% (3-Month Euribor+375 basis points), 5/31/2030[2,3,4]	926,694
744,332	EAB Global, Inc. 7.163% (1-Month Term SOFR+300 basis points), 8/16/2030[2,3,4]	715,802
558,951	Edgewater Generation LLC 7.163% (1-Month Term SOFR+300 basis points), 8/1/2030[2,3,4]	561,087
412,107	EnergySolutions LLC 7.413% (1-Month Term SOFR+400 basis points), 9/23/2030[2,3,4]	415,070
733,008	Ensemble RCM LLC 7.308% (3-Month Term SOFR+300 basis points), 8/1/2029[2,3,4]	736,769
645,343	EP Purchaser LLC 8.778% (3-Month Term SOFR+450 basis points), 11/6/2028[2,4]	559,435
704,461	EW Scripps Co. 9.798% (1-Month Term SOFR+575 basis points), 6/30/2028[2,3,4]	715,835
734,885	Filtration Group Corp. 6.913% (1-Month Term SOFR+275 basis points), 10/23/2028[2,3,4]	738,636
	First Eagle Holdings, Inc.
109,375	0.000% (1-Month Term SOFR+350 basis points), 8/16/2032[2,3,4,5,6]	109,337
640,625	0.000% (1-Month Term SOFR+350 basis points), 8/16/2032[2,3,4]	640,404
703,125	Forest City Enterprises LP 7.778% (1-Month Term SOFR+350 basis points), 12/8/2025[2,3,4]	701,905
744,375	Fortress Intermediate 3, Inc. 7.106% (1-Month Term SOFR+300 basis points), 6/27/2031[2,3,4]	747,166
750,000	Global Medical Response, Inc. 7.384% (1-Month Term SOFR+350 basis points), 9/20/2032[2,3,4]	754,042
750,000	Gloves Buyer, Inc. 8.163% (1-Month Term SOFR+400 basis points), 5/24/2032[2,3,4]	741,094
742,523	Grant Thornton Advisors LLC 6.663% (1-Month Term SOFR+250 basis points), 5/30/2031[2,3,4]	741,254
571,825	Great Outdoors Group LLC 7.413% (1-Month Term SOFR+325 basis points), 1/23/2032[2,3,4]	572,540
740,588	Grinding Media, Inc. 7.698% (3-Month Term SOFR+350 basis points), 10/12/2028[2,3,4]	743,365

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
496,256	GTCR Everest Borrower LLC 7.046% (1-Month Term SOFR+275 basis points), 9/5/2031[2,3,4]	$498,216
735,070	HireRight Holdings Corp. 7.413% (1-Month Term SOFR+325 basis points), 9/30/2030[2,3,4]	659,266
734,925	Howden Group Holdings Ltd. 7.663% (1-Month Term SOFR+350 basis points), 4/18/2030[2,3,4,7]	739,099
748,125	HP PHRG Borrower LLC 8.316% (6-Month Term SOFR+400 basis points), 2/20/2032[2,3,4]	731,764
420,236	HUB International Ltd. 6.370% (3-Month Term SOFR+250 basis points), 6/20/2030[2,3,4]	422,091
729,275	Hudson River Trading LLC 7.150% (1-Month Term SOFR+300 basis points), 3/18/2030[2,3,4]	731,149
496,250	Hunter Douglas, Inc. 7.252% (3-Month Term SOFR+325 basis points), 1/20/2032[2,3,4]	498,242
706,193	Hunterstown Generation LLC 7.502% (3-Month Term SOFR+350 basis points), 11/6/2031[2,3,4]	707,906
453,841	INEOS U.S. Finance LLC 7.215% (1-Month Term SOFR+325 basis points), 2/19/2030[2,3,4]	390,943
439,875	INEOS U.S. Petrochem LLC 8.013% (1-Month Term SOFR+375 basis points), 3/1/2030[2,3,4]	356,712
748,120	Inmar, Inc. 0.000% (1-Month Term SOFR+450 basis points), 10/30/2031[2,3,4]	745,625
	Invenergy Thermal Operating I LLC
218,558	7.890% (1-Month Term SOFR+350 basis points), 5/6/2032[2,3,4]	220,448
15,625	7.890% (1-Month Term SOFR+350 basis points), 5/6/2032[2,3,4]	15,760
118,092	Ivanti Security Holdings LLC 10.051% (1-Month Term SOFR+575 basis points), 6/1/2029[2,3,4]	122,373
641,377	Ivanti Software, Inc. 8.793% (3-Month Term SOFR+475 basis points), 6/1/2029[2,4]	541,229
746,231	IVI America LLC 7.252% (3-Month Term SOFR+325 basis points), 4/9/2031[2,3,4]	750,197
748,125	KREF Holdings X LLC 6.548% (1-Month Term SOFR+250 basis points), 3/5/2032[2,3,4]	751,398
487,351	Lackawanna Energy Center LLC 7.106% (1-Month Term SOFR+300 basis points), 8/5/2032[2,3,4]	488,996
500,000	Lavender U.S. HoldCo 1, Inc. 3.250% (1-Month Term SOFR+325 basis points), 9/27/2032[2,3,4]	500,938
740,625	LBM Acquisition LLC 7.986% (1-Month Term SOFR+375 basis points), 6/6/2031[2,3,4]	717,173
746,250	Leia Finco U.S. LLC 7.570% (3-Month Term SOFR+325 basis points), 10/9/2031[2,3,4]	748,817
742,513	Mariner Wealth Advisors LLC 6.502% (1-Month Term SOFR+250 basis points), 12/30/2030[2,3,4]	747,432

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
	Medical Solutions Holdings, Inc.
725,933	7.908% (3-Month Term SOFR+350 basis points), 11/1/2028[2,3,4]	$232,298
997,429	7.908% (3-Month Term SOFR+350 basis points), 11/1/2028[2,3,4]	319,177
498,741	Mermaid Bidco, Inc. 7.510% (3-Month Term SOFR+325 basis points), 7/2/2031[2,3,4]	500,611
	MH Sub I LLC
437,673	8.252% (1-Month Term SOFR+425 basis points), 5/3/2028[2,3,4]	399,160
296,236	8.413% (1-Month Term SOFR+425 basis points), 12/31/2031[2,3,4]	239,507
742,500	Mitchell International, Inc. 7.413% (1-Month Term SOFR+325 basis points), 6/17/2031[2,3,4]	744,048
1,268	New WPCC Parent, LLC 13.663% (1-Month Term SOFR+950 basis points), 10/1/2028[2,4]	1,179
	Nexus Buyer LLC
742,523	7.663% (1-Month Term SOFR+350 basis points), 7/31/2031[2,3,4]	738,707
1,000,000	9.913% (1-Month Term SOFR+575 basis points), 1/14/2032[2,3,4]	997,500
725,798	NorthAB LLC 6.502% (3-Month Term SOFR+250 basis points), 11/24/2028[2,3,4]	711,025
480,262	Nouryon Finance B.V. 7.601% (1-Month Term SOFR+325 basis points), 4/3/2028[2,3,4,7]	480,562
493,763	OMNIA Partners LLC 6.814% (1-Month Term SOFR+375 basis points), 7/25/2030[2,3,4]	494,728
740,625	OneDigital Borrower LLC 7.163% (1-Month Term SOFR+300 basis points), 7/2/2031[2,3,4]	742,166
750,000	Opal U.S. LLC 7.252% (6-Month Term SOFR+325 basis points), 4/23/2032[2,3,4]	754,102
493,772	Outcomes Group Holdings, Inc. 7.163% (1-Month Term SOFR+300 basis points), 5/6/2031[2,3,4]	497,290
1,112,563	Ovg Business Services LLC 7.163% (1-Month Term SOFR+300 basis points), 6/25/2031[2,3,4]	1,114,304
744,375	Peer Holding III B.V. 6.502% (3-Month Term SOFR+250 basis points), 7/1/2031[2,3,4,7]	748,376
720,862	Peraton Corp. 8.013% (1-Month Term SOFR+375 basis points), 2/1/2028[2,3,4]	624,612
716,322	Petco Health & Wellness Co., Inc. 7.513% (3-Month Term SOFR+325 basis points), 3/6/2028[2,3,4]	707,404
738,787	Phoenix Guarantor, Inc. 6.663% (1-Month Term SOFR+250 basis points), 2/21/2031[2,3,4]	741,868
725,441	PODS LLC 7.471% (3-Month Term SOFR+300 basis points), 3/31/2028[2,3,4]	713,391
723,905	Pre-Paid Legal Services, Inc. 7.413% (1-Month Term SOFR+375 basis points), 12/15/2028[2,3,4]	676,855
	Project Alpha Intermediate Holding, Inc.
738,787	7.252% (3-Month Term SOFR+325 basis points), 10/28/2030[2,3,4]	739,840

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
500,000	9.002% (3-Month Term SOFR+500 basis points), 5/9/2033[2,3,4]	$488,125
740,567	Project Boost Purchaser LLC 7.068% (3-Month Term SOFR+350 basis points), 7/16/2031[2,3,4]	739,893
744,332	Proofpoint, Inc. 7.163% (1-Month Term SOFR+300 basis points), 8/31/2028[2,3,4]	748,895
283,333	QXO Building Products, Inc. 7.163% (1-Month Term SOFR+300 basis points), 4/30/2032[2,3,4]	284,164
1,000,000	Radiology Partners, Inc. 0.000% (1-Month Term SOFR+450 basis points), 6/30/2032[2,3,4]	999,900
	Raven Acquisition Holdings LLC
50,000	3.250% (3-Month Term SOFR+325 basis points), 11/20/2031[2,3,4,5,6]	50,072
696,500	7.163% (1-Month Term SOFR+325 basis points), 11/20/2031[2,3,4]	697,496
723,618	RealPage, Inc. 7.263% (3-Month Term SOFR+300 basis points), 4/24/2028[2,3,4]	723,014
750,000	Red Planet Borrower LLC 8.223% (1-Month Term SOFR+400 basis points), 9/8/2032[2,3,4]	739,999
735,033	Renaissance Holdings Corp. 8.163% (3-Month Term SOFR+400 basis points), 4/8/2030[2,3,4]	637,233
735,089	Rocket Software, Inc. 8.090% (1-Month Term SOFR+375 basis points), 11/28/2028[2,3,4]	733,185
	Rohm Holding GmbH
501,238	7.083% (6-Month Euribor+500 basis points), 1/29/2029[2,3,4]	513,096
498,108	9.697% (6-Month Term SOFR+550 basis points), 1/29/2029[2,3,4,7]	440,078
962,619	Sophos Holdings LLC 7.778% (1-Month Term SOFR+350 basis points), 3/5/2027[2,3,4]	964,626
744,375	TCP Sunbelt Acquisition Co. 8.448% (3-Month Term SOFR+425 basis points), 10/24/2031[2,3,4]	749,958
748,125	team.blue Finco SARL 0.000% (1-Month Term SOFR+325 basis points), 7/12/2032[2,3,4,7]	749,412
497,503	TK Elevator U.S. Newco, Inc. 7.197% (1-Month Term SOFR+300 basis points), 4/30/2030[2,3,4]	501,132
744,384	Touchdown Acquirer, Inc. 6.949% (3-Month Term SOFR+275 basis points), 2/21/2031[2,3,4]	746,830
873,959	Traverse Midstream Partners LLC 6.808% (3-Month Term SOFR+350 basis points), 2/16/2028[2,3,4]	877,782
453,742	UGI Energy Services LLC 6.663% (1-Month Term SOFR+250 basis points), 2/22/2030[2,3,4]	456,673
731,048	UKG, Inc. 6.858% (1-Month Term SOFR+250 basis points), 2/10/2031[2,3,4]	731,790
725,625	Univision Communications, Inc. 8.252% (3-Month Term SOFR+425 basis points), 6/25/2029[2,3,4]	725,625
576,000	Vision Solutions, Inc. 8.570% (3-Month Term SOFR+400 basis points), 4/24/2028[2,3,4]	556,920

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
744,384	VS Buyer LLC 7.075% (3-Month Term SOFR+225 basis points), 4/14/2031[2,3,4]	$738,802
987,500	Wec U.S. Holdings Ltd. 6.384% (1-Month Term SOFR+275 basis points), 1/27/2031[2,3,4]	990,902
15,800	Wellpath Recovery Solutions 11.799% (3-Month Term SOFR+850 basis points), 1/27/2030[2,4,8]	14,694
725,803	Whatabrands LLC 6.663% (1-Month Term SOFR+250 basis points), 8/3/2028[2,3,4]	728,231
493,537	Zacapa SARL 7.752% (3-Month Term SOFR+375 basis points), 3/22/2029[2,3,4,7]	495,449
738,750	Zelis Payments Buyer, Inc. 6.913% (1-Month Term SOFR+275 basis points), 9/28/2029[2,3,4]	729,179
	Total Bank Loans
	(Cost $73,531,327)	72,409,545
	BONDS — 80.0%
	ASSET-BACKED SECURITIES — 72.5%
	522 Funding CLO Ltd.
1,000,000	Series 2020-6A, Class F, 12.161% (3-Month Term SOFR+830.16 basis points), 10/23/2034[3,4,9]	935,717
1,500,000	Series 2019-5A, Class ER, 10.665% (3-Month Term SOFR+676 basis points), 4/15/2035[3,4,9]	1,480,084
	720 East CLO Ltd.
500,000	Series 2023-IA, Class DR, 7.905% (3-Month Term SOFR+400 basis points), 4/15/2038[3,4,9]	502,457
1,000,000	Series 2023-2A, Class D1R, 6.925% (3-Month Term SOFR+275 basis points), 10/15/2038[3,4,9]	1,005,574
1,125,000	Series 2023-2A, Class ER, 9.675% (3-Month Term SOFR+550 basis points), 10/15/2038[3,4,9]	1,124,971
1,000,000	Aimco CLO Ltd. Series 2020-11A, Class D2R2, 8.082% (3-Month Term SOFR+420 basis points), 7/17/2037[3,4,9]	1,005,052
1,000,000	AIMCO CLO Ltd. Series 2019-10A, Class ARR, 5.267% (3-Month Term SOFR+141 basis points), 7/22/2037[3,4,9]	1,003,209
	AIMCO CLO Series
1,000,000	Series 2018-AA, Class FR, 11.132% (3-Month Term SOFR+725 basis points), 10/17/2037[3,4,9]	986,951
1,000,000	Series 2015-AA, Class FR4, 11.062% (3-Month Term SOFR+718 basis points), 10/17/2038[3,4,9]	993,158
1,500,000	Alinea CLO Ltd. Series 2018-1A, Class DR, 6.134% (3-Month Term SOFR+225 basis points), 7/20/2031[3,4,9]	1,503,698

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,050,000	Annisa CLO Ltd. Series 2016-2A, Class DRR, 6.684% (3-Month Term SOFR+280 basis points), 7/20/2031[3,4,9]	$1,054,047
	Apidos CLO
1,000,000	Series 2013-12A, Class ER, 9.566% (3-Month Term SOFR+566.16 basis points), 4/15/2031[3,4,9]	994,818
1,500,000	Series XXXA, Class CR, 6.884% (3-Month Term SOFR+300 basis points), 10/18/2031[3,4,9]	1,511,641
	Apidos CLO
1,250,000	Series 2015-23A, Class DRR, 6.505% (3-Month Term SOFR+260 basis points), 4/15/2033[3,4,9]	1,255,773
1,500,000	Series 2018-29A, Class D1R, 6.958% (3-Month Term SOFR+310 basis points), 7/25/2038[3,4,9]	1,508,245
2,000,000	Series 2025-54A, Class A1, 5.472% (3-Month Term SOFR+130 basis points), 10/20/2038[3,4,9]	2,003,818
1,675,000	Series 2017-28A, Class C1R, 7.124% (3-Month Term SOFR+285 basis points), 10/20/2038[3,4,9]	1,682,654
2,000,000	Apidos CLO Ltd. Series 2023-44A, Class A1R, 5.218% (3-Month Term SOFR+136 basis points), 10/26/2037[3,4,9]	2,006,996
	Ares CLO Ltd.
1,500,000	Series 2016-39A, Class AR3, 5.304% (3-Month Term SOFR+142 basis points), 7/18/2037[3,4,9]	1,504,141
1,000,000	Series 2025-76A, Class E, 11.065% (3-Month Term SOFR+716 basis points), 5/27/2038[3,4,9]	1,018,667
1,000,000	Series 2019-54A, Class ER2, 9.905% (3-Month Term SOFR+600 basis points), 7/15/2038[3,4,9]	1,010,366
1,000,000	Arini U.S. CLO Ltd. Series 1A, Class D, 7.905% (3-Month Term SOFR+400 basis points), 4/15/2038[3,4,9]	1,004,913
	Bain Capital Credit CLO
1,000,000	Series 2018-2A, Class DR, 6.834% (3-Month Term SOFR+295 basis points), 7/19/2031[3,4,9]	1,003,854
2,000,000	Series 2023-1A, Class A1R, 5.294% (3-Month Term SOFR+140 basis points), 7/16/2038[3,4,9]	2,008,500
1,000,000	Series 2023-1A, Class D1R, 7.094% (3-Month Term SOFR+320 basis points), 7/16/2038[3,4,9]	1,005,466
1,000,000	Bain Capital Credit CLO Ltd. Series 2023-1A, Class D2R, 7.844% (3-Month Term SOFR+395 basis points), 7/16/2038[3,4,9]	1,005,368

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Ballyrock CLO Ltd.
1,000,000	Series 2020-14A, Class DR, 9.734% (3-Month Term SOFR+585 basis points), 7/20/2037[3,4,9]	$1,006,975
1,750,000	Series 2023-24A, Class DR, 9.905% (3-Month Term SOFR+600 basis points), 7/15/2038[3,4,9]	1,772,991
2,000,000	Series 2021-17A, Class C1R, 0.000% (3-Month Term SOFR+270 basis points), 10/20/2038[3,4,9]	2,000,000
1,000,000	Series 2021-17A, Class C2R, 0.000% (3-Month Term SOFR+395 basis points), 10/20/2038[3,4,9]	1,000,000
1,000,000	Series 2021-17A, Class DR, 0.000% (3-Month Term SOFR+610 basis points), 10/20/2038[3,4,9]	1,000,000
1,000,000	Series 2019-2A, Class C1R3, 6.589% (3-Month Term SOFR+270 basis points), 10/25/2038[3,4,9]	1,005,612
1,000,000	Series 2019-2A, Class C2R3, 7.839% (3-Month Term SOFR+395 basis points), 10/25/2038[3,4,9]	1,000,323
	Barings CLO Ltd.
1,000,000	Series 2023-1A, Class D1R, 7.284% (3-Month Term SOFR+340 basis points), 4/20/2038[3,4,9]	1,005,372
1,000,000	Series 2024-5A, Class D1, 6.905% (3-Month Term SOFR+300 basis points), 7/15/2038[3,4,9]	1,005,336
1,500,000	Barings Euro CLO DAC Series 2015-1X, Class DRR, 5.715% (3-Month Euribor+365 basis points), 7/25/20353,4	1,729,702
	Battalion CLO Ltd.
1,272,023	Series 2020-15A, Class A1RR, 4.862% (3-Month Term SOFR+98 basis points), 1/17/2033[3,4,9]	1,273,079
500,000	Series 2016-10A, Class CR2, 7.577% (3-Month Term SOFR+371.16 basis points), 1/25/2035[3,4,9]	482,202
	Benefit Street Partners CLO Ltd.
1,000,000	Series 2021-23A, Class DR, 6.758% (3-Month Term SOFR+290 basis points), 4/25/2034[3,4,9]	1,003,399
1,000,000	Series 2021-23A, Class ER, 9.108% (3-Month Term SOFR+525 basis points), 4/25/2034[3,4,9]	1,005,651
1,500,000	Series 2020-21A, Class ER, 10.866% (3-Month Term SOFR+696.16 basis points), 10/15/2034[3,4,9]	1,521,326
1,000,000	Series 2019-17A, Class D1R2, 7.055% (3-Month Term SOFR+315 basis points), 10/15/2037[3,4,9]	1,008,064
1,000,000	Series 2022-27A, Class D1R, 7.034% (3-Month Term SOFR+315 basis points), 10/20/2037[3,4,9]	1,008,076
1,500,000	Series 2024-36A, Class D1, 6.808% (3-Month Term SOFR+295 basis points), 1/25/2038[3,4,9]	1,508,044

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
2,000,000	Series 2015-6BR, Class D1R, 6.584% (3-Month Term SOFR+270 basis points), 4/20/2038[3,4,9]	$2,010,918
1,500,000	Series 2014-IVA, Class AR5, 5.204% (3-Month Term SOFR+125 basis points), 10/20/2038[3,4,9]	1,502,259
2,000,000	Series 2025-42A, Class A, 5.371% (3-Month Term SOFR+130 basis points), 10/25/2038[3,4,9]	2,009,411
750,000	Birch Grove CLO Ltd. Series 2024-8A, Class E, 10.984% (3-Month Term SOFR+710 basis points), 4/20/2037[3,4,9]	769,722
	BlueMountain CLO Ltd.
1,000,000	Series 2020-29A, Class D2R, 8.370% (3-Month Term SOFR+451.16 basis points), 7/25/2034[3,4,9]	1,004,580
1,250,000	Series 2020-30A, Class DR, 7.205% (3-Month Term SOFR+330 basis points), 4/15/2035[3,4,9]	1,252,910
	Bryant Park Funding Ltd.
1,000,000	Series 2024-22A, Class D, 8.205% (3-Month Term SOFR+430 basis points), 4/15/2037[3,4,9]	1,007,530
1,000,000	Series 2024-22A, Class E, 11.035% (3-Month Term SOFR+713 basis points), 4/15/2037[3,4,9]	1,014,271
1,000,000	Series 2024-23A, Class E, 10.941% (3-Month Term SOFR+673 basis points), 5/15/2037[3,4,9]	1,009,637
1,125,000	Series 2021-17RA, Class D1R, 7.134% (3-Month Term SOFR+325 basis points), 1/20/2038[3,4,9]	1,129,823
1,000,000	Series 2021-17RA, Class ER, 10.814% (3-Month Term SOFR+693 basis points), 1/20/2038[3,4,9]	1,009,951
1,000,000	Series 2023-20A, Class DR, 7.305% (3-Month Term SOFR+340 basis points), 4/15/2038[3,4,9]	1,004,227
1,000,000	Series 2023-21A, Class ER, 9.161% (3-Month Term SOFR+525 basis points), 10/18/2038[3,4,9]	999,982
500,000	Canyon Capital CLO Ltd. Series 2014-1A, Class CR, 6.850% (3-Month Term SOFR+301.16 basis points), 1/30/2031[3,4,9]	504,386
2,000,000	Carlyle Global Market Strategies CLO Ltd. Series 2014-2RA, Class C, 7.273% (3-Month Term SOFR+306.16 basis points), 5/15/2031[3,4,9]	2,007,874
2,000,000	CBAMR Ltd. Series 2018-5A, Class D1R, 7.112% (3-Month Term SOFR+300 basis points), 10/17/2038[3,4,9]	2,005,846
	Cedar Funding CLO Ltd.
2,000,000	Series 2018-7A, Class DR, 6.634% (3-Month Term SOFR+275 basis points), 1/20/2031[3,4,9]	2,007,711
1,000,000	Series 2014-4A, Class DR3, 7.160% (3-Month Term SOFR+330 basis points), 1/23/2038[3,4,9]	1,003,017

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,500,000	Series 2023-17A, Class D1R, 6.934% (3-Month Term SOFR+305 basis points), 7/20/2038[3,4,9]	$1,508,237
2,000,000	CIFC European Funding CLO Series 3X, Class D, 5.609% (3-Month Euribor+360 basis points), 1/15/2034[3,4]	2,305,210
	CIFC Funding Ltd.
2,000,000	Series 2017-4A, Class D, 10.227% (3-Month Term SOFR+636.16 basis points), 10/24/2030[3,4,9]	2,006,698
1,000,000	Series 2013-3RA, Class D, 10.027% (3-Month Term SOFR+616.16 basis points), 4/24/2031[3,4,9]	992,048
1,000,000	Series 2021-4A, Class AR, 5.220% (3-Month Term SOFR+136 basis points), 7/23/2037[3,4,9]	1,002,775
1,250,000	Cook Park CLO Ltd. Series 2018-1A, Class E, 9.543% (3-Month Term SOFR+566.16 basis points), 4/17/2030[3,4,9]	1,256,246
1,000,000	Creeksource Dunes Creek CLO Ltd. Series 2024-1A, Class E, 10.055% (3-Month Term SOFR+615 basis points), 1/15/2038[3,4,9]	1,020,692
1,000,000	Creeksource Dunes Creek CLO Ltd. Series 2024-1A, Class D, 7.005% (3-Month Term SOFR+310 basis points), 1/15/2038[3,4,9]	1,005,325
1,250,000	Crestline Denali CLO Ltd. Series 2017-1A, Class D, 7.876% (3-Month Term SOFR+399.16 basis points), 4/20/2030[3,4,9]	1,258,812
2,000,000	Cumulus Static CLO Series 2024-1A, Class E, 8.276% (3-Month Euribor+624 basis points), 11/15/2033[3,4,9]	2,318,824
1,750,000	Dartry Park CLO DAC Series 1X, Class CRR, 5.415% (3-Month Euribor+335 basis points), 1/28/2034[3,4]	2,026,786
1,500,000	Dewolf Park CLO Ltd. Series 2017-1A, Class E, 10.366% (3-Month Term SOFR+646.16 basis points), 10/15/2030[3,4,9]	1,503,677
	Dryden CLO Ltd.
750,000	Series 2018-65A, Class D, 7.246% (3-Month Term SOFR+336.16 basis points), 7/18/2030[3,4,9]	752,886
1,275,000	Series 2019-80A, Class DR, 6.982% (3-Month Term SOFR+310 basis points), 1/17/2033[3,4,9]	1,267,456
4,000,000	Series 2020-86A, Class SUB, 0.000%, 7/17/2034[3,9,10]	1,356,660
1,000,000	Series 2023-102A, Class D1R, 6.805% (3-Month Term SOFR+290 basis points), 10/15/2038[3,4,9]	1,005,578
2,500,000	Dryden Euro CLO DAC Series 2024-124X, Class B2, 5.100%, 12/20/2037[3]	2,913,434

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
2,600,000	Dryden Leveraged CLO 5.150%, 1/19/2038	$2,963,364
	Dryden Senior Loan Fund
3,000,000	Series 2013-30A, Class DR, 7.073% (3-Month Term SOFR+286.16 basis points), 11/15/2028[3,4,9]	3,015,070
1,000,000	Series 2013-30A, Class FR, 11.723% (3-Month Term SOFR+751.16 basis points), 11/15/2028[3,4,9]	546,844
1,000,000	Series 2017-49A, Class DR, 7.546% (3-Month Term SOFR+366.16 basis points), 7/18/2030[3,4,9]	1,003,843
975,000	Series 2016-45A, Class DRR, 6.955% (3-Month Term SOFR+305 basis points), 10/15/2030[3,4,9]	980,539
	Eaton Vance CLO Ltd.
1,575,000	Series 2015-1A, Class DR, 6.646% (3-Month Term SOFR+276.16 basis points), 1/20/2030[3,4,9]	1,581,072
1,000,000	Series 2020-2A, Class ER2, 10.405% (3-Month Term SOFR+650 basis points), 10/15/2037[3,4,9]	1,006,500
2,000,000	Series 2013-1A, Class AR4, 5.245% (3-Month Term SOFR+134 basis points), 10/15/2038[3,4,9]	2,005,980
1,750,000	Series 2013-1A, Class D1R4, 6.905% (3-Month Term SOFR+300 basis points), 10/15/2038[3,4,9]	1,759,738
	Elmwood CLO Ltd.
3,500,000	Series 2020-1A, Class AR, 5.344% (3-Month Term SOFR+146 basis points), 4/18/2037[3,4,9]	3,507,000
1,100,000	Series 2022-3A, Class FR, 11.884% (3-Month Term SOFR+800 basis points), 4/20/2037[3,4,9]	1,056,308
2,500,000	Series 2020-3A, Class ARR, 5.264% (3-Month Term SOFR+138 basis points), 7/18/2037[3,4,9]	2,501,208
500,000	Series 2019-3A, Class A1RR, 5.264% (3-Month Term SOFR+138 basis points), 7/18/2037[3,4,9]	501,429
2,000,000	Series 2019-2A, Class FRR, 11.704% (3-Month Term SOFR+782 basis points), 10/20/2037[3,4,9]	1,977,154
1,500,000	Series 2025-3A, Class F, 11.632% (3-Month Term SOFR+775 basis points), 3/22/2038[3,4,9]	1,510,060
750,000	Series 2023-1A, Class D2R, 7.832% (3-Month Term SOFR+395 basis points), 4/17/2038[3,4,9]	753,974
1,000,000	Series 2021-3A, Class AR2, 5.184% (3-Month Term SOFR+130 basis points), 7/20/2038[3,4,9]	1,002,500
3,000,000	Series 2021-3A, Class DR2, 6.934% (3-Month Term SOFR+305 basis points), 7/20/2038[3,4,9]	3,016,472
1,500,000	Series 2021-3A, Class ER2, 9.834% (3-Month Term SOFR+595 basis points), 7/20/2038[3,4,9]	1,515,588

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Series 2022-6A, Class ER2, 9.061% (3-Month Term SOFR+515 basis points), 10/17/2038[3,4,9]	$999,984
2,500,000	Series 2022-1A, Class A1R, 5.184% (3-Month Term SOFR+130 basis points), 10/20/2038[3,4,9]	2,513,252
2,750,000	Series 2022-1A, Class ER, 9.384% (3-Month Term SOFR+550 basis points), 10/20/2038[3,4,9]	2,777,155
2,250,000	Series 2022-1A, Class FR, 11.894% (3-Month Term SOFR+801 basis points), 10/20/2038[3,4,9]	2,244,973
1,250,000	Empower CLO Ltd. Series 2023-1A, Class ER, 11.198% (3-Month Term SOFR+734 basis points), 4/25/2038[3,4,9]	1,275,562
	Empower CLO Ltd.
2,500,000	Series 2022-1A, Class A1R, 5.274% (3-Month Term SOFR+139 basis points), 10/20/2037[3,4,9]	2,510,047
1,500,000	Series 2022-1A, Class D1R, 6.884% (3-Month Term SOFR+300 basis points), 10/20/2037[3,4,9]	1,512,162
1,500,000	Series 2023-1A, Class D1R, 7.708% (3-Month Term SOFR+385 basis points), 4/25/2038[3,4,9]	1,507,994
1,000,000	Series 2025-1A, Class D2, 8.384% (3-Month Term SOFR+450 basis points), 7/20/2038[3,4,9]	1,005,303
	Flatiron CLO Ltd.
5,425,000	Series 2017-1A, Class SUB, 0.000%, 5/15/2030[3,9,10]	—
8,000,000	Series 2018-1A, Class SUB, 0.000%, 4/17/2031[3,9,10]	—
1,500,000	Series 2020-1A, Class ER2, 9.275% (3-Month Term SOFR+525 basis points), 11/20/2038[3,4,9]	1,490,743
1,000,000	Galaxy CLO Ltd. Series 2023-32A, Class E, 11.214% (3-Month Term SOFR+733 basis points), 10/20/2036[3,4,9]	1,009,263
	Generate CLO Ltd.
2,000,000	Series 3A, Class D2R, 8.784% (3-Month Term SOFR+490 basis points), 10/20/2036[3,4,9]	2,014,577
1,250,000	Series 7A, Class D1R, 7.857% (3-Month Term SOFR+400 basis points), 4/22/2037[3,4,9]	1,259,499
750,000	GoldenTree Loan Management EUR CLO DAC Series 5X, Class E, 7.254% (3-Month Euribor+525 basis points), 4/20/2034[3,4]	859,646
	GoldenTree Loan Management U.S. CLO Ltd.
1,000,000	Series 2020-7A, Class FR, 11.896% (3-Month Term SOFR+801.16 basis points), 4/20/2034[3,4,9]	991,119
1,000,000	Series 2021-9A, Class FR, 12.344% (3-Month Term SOFR+846 basis points), 4/20/2037[3,4,9]	999,780

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Goldentree Loan Opportunities Ltd. Series 2016-12A, Class DR, 7.032% (3-Month Term SOFR+316.16 basis points), 7/21/2030[3,4,9]	$1,006,862
1,500,000	GoldenTree Loan Opportunities Ltd. Series 2016-12A, Class ER, 9.532% (3-Month Term SOFR+566.16 basis points), 7/21/2030[3,4,9]	1,506,543
2,000,000	Golub Capital Partners CLO Ltd. Series 2024-74A, Class A, 5.358% (3-Month Term SOFR+150 basis points), 7/25/2037[3,4,9]	2,001,520
3,000,000	Golub Capital Partners Ltd. Series 2024-1A, Class AR, 5.446% (3-Month Term SOFR+112 basis points), 7/20/2035[3,4,9]	3,000,687
4,000,000	Grippen Park CLO Ltd. Series 2017-1A, Class SUB, 0.000%, 1/20/2030[3,9,10]	—
	Highbridge Loan Management Ltd.
1,250,000	Series 5A-2015, Class DR3, 6.905% (3-Month Term SOFR+300 basis points), 10/15/2030[3,4,9]	1,254,759
3,500,000	Series 12A-18, Class SUB, 0.000%, 7/18/20313,9,10	14,700
2,000,000	HPS Loan Management Ltd. Series 15A-19, Class ER, 10.657% (3-Month Term SOFR+680 basis points), 1/22/2035[3,4,9]	2,013,157
	Invesco U.S. CLO Ltd.
1,000,000	Series 2023-2A, Class ER, 11.750% (3-Month Term SOFR+788 basis points), 4/21/2038[3,4,9]	1,030,499
1,500,000	Series 2025-2A, Class D, 7.291% (3-Month Term SOFR+300 basis points), 7/15/2038[3,4,9]	1,506,805
1,600,000	Series 2025-1A, Class D, 7.381% (3-Month Term SOFR+310 basis points), 7/15/2038[3,4,9]	1,606,884
500,000	Series 2025-3A, Class D2, 0.000% (3-Month Term SOFR+380 basis points), 10/15/2038[3,4,9]	500,000
1,500,000	Jamestown CLOLtd. Series 2018-11A, Class D, 10.193% (3-Month Term SOFR+628.16 basis points), 7/14/2031[3,4,9]	1,509,025
1,603,707	Madison Park Funding Ltd. Series 2019-35A, Class A1R, 5.136% (3-Month Term SOFR+125.16 basis points), 4/20/2032[3,4,9]	1,604,626
	Magnetite Ltd.
750,000	Series 2022-35A, Class ER, 11.108% (3-Month Term SOFR+725 basis points), 10/25/2036[3,4,9]	756,970
1,500,000	Series 2023-39A, Class D1R, 6.558% (3-Month Term SOFR+270 basis points), 1/25/2037[3,4,9]	1,507,066
2,000,000	Series 2021-29A, Class AR, 5.255% (3-Month Term SOFR+135 basis points), 7/15/2037[3,4,9]	2,005,472

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Series 2020-28A, Class D1RR, 6.605% (3-Month Term SOFR+270 basis points), 1/15/2038[3,4,9]	$1,005,373
2,000,000	Series 2020-26A, Class D1R2, 6.358% (3-Month Term SOFR+250 basis points), 1/25/2038[3,4,9]	1,993,004
1,000,000	Series 2020-27A, Class D1RR, 6.584% (3-Month Term SOFR+265 basis points), 10/20/2038[3,4,9]	1,005,585
1,500,000	Menlo CLO Ltd. Series 2024-1A, Class A1, 5.304% (3-Month Term SOFR+142 basis points), 1/20/2038[3,4,9]	1,506,000
	Menlo CLO Ltd.
1,375,000	Series 2024-1A, Class D1, 7.134% (3-Month Term SOFR+325 basis points), 1/20/2038[3,4,9]	1,382,307
1,500,000	Series 2025-2A, Class D1, 7.184% (3-Month Term SOFR+330 basis points), 4/20/2038[3,4,9]	1,508,075
1,000,000	Series 2025-3A, Class D, 6.894% (3-Month Term SOFR+300 basis points), 10/16/2038[3,4,9]	1,004,932
800,000	Milos CLO Ltd. Series 2017-1A, Class ER, 10.296% (3-Month Term SOFR+641.16 basis points), 10/20/2030[3,4,9]	796,589
	Morgan Stanley Eaton Vance CLO Ltd.
1,250,000	Series 2022-16A, Class E, 10.755% (3-Month Term SOFR+685 basis points), 4/15/2035[3,4,9]	1,247,826
1,000,000	Series 2022-18A, Class D1R, 6.984% (3-Month Term SOFR+310 basis points), 10/20/2037[3,4,9]	1,004,123
1,500,000	Series 2022-18A, Class ER, 10.034% (3-Month Term SOFR+615 basis points), 10/20/2037[3,4,9]	1,472,016
1,000,000	Series 2021-1A, Class ER, 10.004% (3-Month Term SOFR+606 basis points), 10/23/2037[3,4,9]	1,010,994
1,000,000	Series 2023-19A, Class D1R, 6.905% (3-Month Term SOFR+300 basis points), 7/15/2038[3,4,9]	1,005,489
1,000,000	Series 2023-19A, Class D2R, 8.405% (3-Month Term SOFR+450 basis points), 7/15/2038[3,4,9]	1,005,293
	Mountain View CLO Ltd.
750,000	Series 2019-1A, Class DR, 8.106% (3-Month Term SOFR+420.16 basis points), 10/15/2034[3,4,9]	753,101
1,000,000	Series 2019-2A, Class DR, 8.505% (3-Month Term SOFR+460 basis points), 7/15/2037[3,4,9]	1,007,623
	Neuberger Berman CLO Ltd.
1,000,000	Series 2016-22A, Class ER2, 10.712% (3-Month Term SOFR+683 basis points), 4/15/2038[3,4,9]	1,014,383
3,000,000	Series 2017-16SA, Class A1R2, 5.085% (3-Month Term SOFR+118 basis points), 4/15/2039[3,4,9]	2,998,500

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,750,000	Series 2017-16SA, Class D1R2, 6.605% (3-Month Term SOFR+270 basis points), 4/15/2039[3,4,9]	$1,758,937
2,000,000	Series 2019-32RA, Class D1, 7.279% (3-Month Term SOFR+295 basis points), 7/20/2039[3,4,9]	2,008,443
	Neuberger Berman Loan Advisers CLO Ltd.
1,250,000	Series 2024-55A, Class E, 10.357% (3-Month Term SOFR+650 basis points), 4/22/2038[3,4,9]	1,280,317
1,000,000	Series 2018-27A, Class D2R, 8.405% (3-Month Term SOFR+450 basis points), 7/15/2038[3,4,9]	1,005,015
1,175,000	Series 2018-27A, Class ER, 10.655% (3-Month Term SOFR+675 basis points), 7/15/2038[3,4,9]	1,189,315
1,000,000	Series 2019-33A, Class D2R2, 8.044% (3-Month Term SOFR+415 basis points), 4/16/2039[3,4,9]	1,005,271
1,500,000	Series 2020-36RA, Class A, 5.552% (3-Month Term SOFR+127 basis points), 7/20/2039[3,4,9]	1,503,471
1,000,000	Neuberger Berman Loan Advisers Euro CLO Series 2021-1X, Class D, 5.016% (3-Month Euribor+300 basis points), 4/17/2034[3,4]	1,162,221
1,500,000	New Mountain CLO Ltd. Series CLO-1A, Class DRR, 6.755% (3-Month Term SOFR+285 basis points), 1/15/2038[3,4,9]	1,508,033
	Newark BSL CLO Ltd.
1,250,000	Series 2017-1A, Class CR, 7.270% (3-Month Term SOFR+341.16 basis points), 7/25/2030[3,4,9]	1,254,885
1,500,000	Series 2017-1A, Class D, 10.420% (3-Month Term SOFR+656.16 basis points), 7/25/2030[3,4,9]	1,493,772
4,000,000	Oaktree CLO Ltd. Series 2024-25A, Class A, 5.434% (3-Month Term SOFR+155 basis points), 4/20/2037[3,4,9]	4,019,233
	Oaktree CLO Ltd.
1,000,000	Series 2022-1A, Class DR, 7.005% (3-Month Term SOFR+310 basis points), 7/15/2038[3,4,9]	1,005,476
2,000,000	Series 2023-2A, Class A1R, 5.234% (3-Month Term SOFR+135 basis points), 7/20/2038[3,4,9]	2,007,186
1,500,000	Series 2023-2A, Class D1R, 6.934% (3-Month Term SOFR+305 basis points), 7/20/2038[3,4,9]	1,508,236
1,000,000	Series 2023-2A, Class ER, 9.884% (3-Month Term SOFR+600 basis points), 7/20/2038[3,4,9]	1,009,851
	OCP CLO Ltd.
2,050,000	Series 2014-5A, Class CR, 7.020% (3-Month Term SOFR+316.16 basis points), 4/26/2031[3,4,9]	2,058,017

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,700,000	Series 2019-16A, Class ER, 10.539% (3-Month Term SOFR+661.16 basis points), 4/10/2033[3,4,9]	$1,709,148
1,500,000	Series 2023-30A, Class E, 10.955% (3-Month Term SOFR+709 basis points), 1/24/2037[3,4,9]	1,542,176
1,000,000	Series 2024-32A, Class D2, 9.050%, 4/23/20373,9	1,010,181
895,000	Series 2024-32A, Class E, 10.620% (3-Month Term SOFR+676 basis points), 4/23/2037[3,4,9]	903,609
1,025,000	Series 2020-18A, Class A1R2, 5.254% (3-Month Term SOFR+137 basis points), 7/20/2037[3,4,9]	1,027,830
1,500,000	Series 2022-25A, Class A1R, 5.304% (3-Month Term SOFR+142 basis points), 7/20/2037[3,4,9]	1,505,508
1,305,000	Series 2020-18A, Class ER2, 10.134% (3-Month Term SOFR+625 basis points), 7/20/2037[3,4,9]	1,321,094
1,500,000	Series 2021-22A, Class D1R, 6.884% (3-Month Term SOFR+300 basis points), 10/20/2037[3,4,9]	1,512,162
1,000,000	OCP Euro DAC Series 2025-12A, Class B2, 4.700%, 1/20/2038[3,9]	1,161,092
	Octagon 68 Ltd.
1,000,000	Series 2023-1A, Class D1R, 6.630% (3-Month Term SOFR+275 basis points), 10/20/2038[3,4,9]	1,005,628
1,000,000	Series 2023-1A, Class ER, 9.630% (3-Month Term SOFR+575 basis points), 10/20/2038[3,4,9]	991,222
	Octagon Investment Partners Ltd.
1,805,000	Series 2013-1A, Class DR2, 6.620% (3-Month Term SOFR+276.16 basis points), 1/25/2031[3,4,9]	1,812,072
1,000,000	Series 2018-18A, Class C, 6.855% (3-Month Term SOFR+296.16 basis points), 4/16/2031[3,4,9]	1,004,553
2,000,000	OHA Credit Funding Ltd. Series 2021-8A, Class D1R, 6.534% (3-Month Term SOFR+265 basis points), 1/20/2038[3,4,9]	2,010,772
	OZLM Ltd.
1,500,000	Series 2017-21A, Class C, 6.816% (3-Month Term SOFR+293.16 basis points), 1/20/2031[3,4,9]	1,505,779
1,750,000	Series 2014-6A, Class CT, 6.782% (3-Month Term SOFR+290 basis points), 4/17/2031[3,4,9]	1,757,500
1,500,000	Series 2014-6A, Class DS, 10.193% (3-Month Term SOFR+631.16 basis points), 4/17/2031[3,4,9]	1,395,486
1,500,000	Series 2018-20A, Class C, 7.096% (3-Month Term SOFR+321.16 basis points), 4/20/2031[3,4,9]	1,505,772
	Post CLO Ltd.
1,500,000	Series 2023-1A, Class D, 9.134% (3-Month Term SOFR+525 basis points), 4/20/2036[3,4,9]	1,500,000

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
2,000,000	Series 2023-1A, Class E, 11.784% (3-Month Term SOFR+790 basis points), 4/20/2036[3,4,9]	$2,000,000
1,000,000	Series 2024-1A, Class E, 10.684% (3-Month Term SOFR+680 basis points), 4/20/2037[3,4,9]	1,014,397
2,000,000	Series 2024-2A, Class A1, 5.304% (3-Month Term SOFR+142 basis points), 1/20/2038[3,4,9]	2,006,749
1,500,000	Series 2023-1A, Class D1R, 6.690% (3-Month Term SOFR+285 basis points), 10/20/2038[3,4,9]	1,500,000
2,000,000	Series 2023-1A, Class ER, 9.340% (3-Month Term SOFR+550 basis points), 10/20/2038[3,4,9]	2,000,000
900,000	Series 2025-1A, Class D2, 0.000% (3-Month Term SOFR+390 basis points), 1/20/2039[3,4,9]	900,000
1,000,000	Series 2025-1A, Class E, 0.000% (3-Month Term SOFR+540 basis points), 1/20/2039[3,4,9]	1,000,000
5,000,000	Rad CLO Ltd. Series 2021-15A, Class A1AR, 5.244% (3-Month Term SOFR+136 basis points), 7/20/2040[3,4,9]	5,012,790
	Recette CLO Ltd.
1,000,000	Series 2015-1A, Class YRR, 0.100%, 4/20/2034[3,9]	29,332
1,750,000	Series 2015-1A, Class FRR, 12.616% (3-Month Term SOFR+873.16 basis points), 4/20/2034[3,4,9]	1,597,963
	Regatta Funding Ltd.
1,000,000	Series 2019-2A, Class ER, 11.005% (3-Month Term SOFR+710 basis points), 1/15/2033[3,4,9]	1,004,834
1,500,000	Series 2016-1A, Class A1R3, 5.050% (3-Month Term SOFR+107 basis points), 6/20/2034[3,4,9]	1,501,212
1,000,000	Series 2023-2A, Class D, 9.108% (3-Month Term SOFR+525 basis points), 1/25/2037[3,4,9]	1,007,255
1,000,000	Series 2017-1A, Class D1R, 7.582% (3-Month Term SOFR+370 basis points), 4/17/2037[3,4,9]	1,007,648
500,000	Series 2017-1A, Class D2R, 8.882% (3-Month Term SOFR+500 basis points), 4/17/2037[3,4,9]	502,448
2,000,000	Series 2017-3A, Class AR, 5.362% (3-Month Term SOFR+148 basis points), 7/17/2037[3,4,9]	2,005,520
1,000,000	Series 2021-5A, Class D2R, 7.884% (3-Month Term SOFR+400 basis points), 1/20/2038[3,4,9]	1,005,225
4,000,000	Series 2025-4A, Class A1, 5.628% (3-Month Term SOFR+134 basis points), 7/25/2038[3,4,9]	4,019,947
1,000,000	Series 2016-1A, Class FR3, 12.366% (3-Month Term SOFR+841 basis points), 10/20/2038[3,4,9]	967,685

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
625,000	Riserva CLO Ltd. Series 2016-3A, Class FRR, 12.656% (3-Month Term SOFR+877.16 basis points), 1/18/2034[3,4,9]	$585,902
1,000,000	Rockford Tower CLO Ltd. Series 2017-2A, Class ER, 10.416% (3-Month Term SOFR+651.16 basis points), 10/15/2029[3,4,9]	1,009,874
1,500,000	RR 15 Ltd. Series 2021-15A, Class C, 7.066% (3-Month Term SOFR+316.16 basis points), 4/15/2036[3,4,9]	1,505,417
2,250,000	RR 36 Ltd. Series 2024-36RA, Class C1R, 6.655% (3-Month Term SOFR+275 basis points), 1/15/2040[3,4,9]	2,262,076
	Sculptor CLO Ltd.
1,000,000	Series 30A, Class ER, 10.704% (3-Month Term SOFR+682 basis points), 7/20/2038[3,4,9]	1,008,590
1,000,000	Series 29A, Class D2R, 8.207% (3-Month Term SOFR+435 basis points), 7/22/2038[3,4,9]	1,005,322
	Shackleton CLO Ltd.
1,000,000	Series 2013-4RA, Class C, 7.043% (3-Month Term SOFR+313.16 basis points), 4/13/2031[3,4,9]	1,003,794
750,000	Series 2019-14A, Class DRR, 6.884% (3-Month Term SOFR+300 basis points), 7/20/2034[3,4,9]	752,583
1,500,000	Series 2019-14A, Class ERR, 9.784% (3-Month Term SOFR+590 basis points), 7/20/2034[3,4,9]	1,505,335
	Signal Peak CLO Ltd.
5,121,212	Series 2017-4A, Class SUB, 0.000%, 10/26/2034[3,9,10]	795,898
1,000,000	Series 2017-4A, Class BR2, 5.508% (3-Month Term SOFR+165 basis points), 10/26/2034[3,4,9]	1,000,625
1,000,000	Series 2018-5A, Class D1R, 8.058% (3-Month Term SOFR+420 basis points), 4/25/2037[3,4,9]	1,012,776
	Silver Point CLO Ltd.
2,000,000	Series 2025-9A, Class A1, 5.808% (3-Month Term SOFR+152 basis points), 3/31/2038[3,4,9]	2,005,992
1,500,000	Series 2023-2A, Class D1R, 7.034% (3-Month Term SOFR+315 basis points), 4/20/2038[3,4,9]	1,508,105
1,500,000	Series 2025-11A, Class D1, 7.283% (3-Month Term SOFR+300 basis points), 7/15/2038[3,4,9]	1,506,742
2,000,000	Series 2025-12A, Class A1, 5.288% (3-Month Term SOFR+131 basis points), 10/15/2038[3,4,9]	2,005,972
2,325,000	Sixth Street CLO Ltd. Series 2023-22A, Class D1R, 6.520% (3-Month Term SOFR+265 basis points), 4/21/2038[3,4,9]	2,337,711

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Sound Point CLO Ltd.
1,000,000	Series 2018-2A, Class D, 7.120% (3-Month Term SOFR+326.16 basis points), 7/26/2031[3,4,9]	$1,003,909
1,000,000	Series 2019-3A, Class DR, 7.620% (3-Month Term SOFR+376.16 basis points), 10/25/2034[3,4,9]	955,350
1,000,000	Thayer Park CLO Ltd. Series 2017-1A, Class ER, 13.016% (3-Month Term SOFR+913.16 basis points), 4/20/2034[3,4,9]	935,724
	THL Credit Wind River CLO Ltd.
2,250,000	Series 2015-1A, Class ER, 9.946% (3-Month Term SOFR+606.16 basis points), 10/20/2030[3,4,9]	2,244,645
1,000,000	Series 2014-2A, Class DR, 7.066% (3-Month Term SOFR+316.16 basis points), 1/15/2031[3,4,9]	1,004,761
382,925	Series 2019-3A, Class AR2, 4.965% (3-Month Term SOFR+106 basis points), 4/15/2031[3,4,9]	382,925
750,000	Series 2019-3A, Class DR2, 7.005% (3-Month Term SOFR+310 basis points), 4/15/2031[3,4,9]	750,000
	TRESTLES CLO Ltd.
1,000,000	Series 2017-1A, Class A1RR, 5.318% (3-Month Term SOFR+146 basis points), 7/25/2037[3,4,9]	1,003,288
1,950,000	Series 2018-2A, Class A1R, 5.428% (3-Month Term SOFR+157 basis points), 7/25/2037[3,4,9]	1,956,337
1,000,000	Series 2023-6A, Class A1R, 5.038% (3-Month Term SOFR+118 basis points), 4/25/2038[3,4,9]	998,250
	Trinitas CLO Ltd.
2,000,000	Series 2023-25A, Class D1, 8.860% (3-Month Term SOFR+500 basis points), 1/23/2037[3,4,9]	2,014,554
2,000,000	Series 2024-29A, Class A1, 5.350% (3-Month Term SOFR+149 basis points), 7/23/2037[3,4,9]	2,006,956
1,500,000	Series 2025-34A, Class D1, 7.857% (3-Month Term SOFR+400 basis points), 4/22/2038[3,4,9]	1,507,944
750,000	Series 2025-34A, Class E, 11.017% (3-Month Term SOFR+716 basis points), 4/22/2038[3,4,9]	765,384
36,511	Upland CLO Ltd. Series 2016-1A, Class A1AR, 5.166% (3-Month Term SOFR+128.16 basis points), 4/20/2031[3,4,9]	36,530
1,000,000	Verdelite Static CLO Ltd. Series 2024-1A, Class D, 6.734% (3-Month Term SOFR+285 basis points), 7/20/2032[3,4,9]	1,001,005
	Voya CLO Ltd.
500,000	Series 2013-1A, Class CR, 7.116% (3-Month Term SOFR+321.16 basis points), 10/15/2030[3,4,9]	501,902

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
2,000,000	Series 2018-1A, Class C, 6.746% (3-Month Term SOFR+286.16 basis points), 4/19/2031[3,4,9]	$2,007,710
3,000,000	Series 2017-3A, Class CRR, 6.984% (3-Month Term SOFR+310 basis points), 4/20/2034[3,4,9]	3,007,746
250,000	Series 2022-4A, Class ER, 10.584% (3-Month Term SOFR+670 basis points), 4/20/2037[3,4,9]	253,006
1,000,000	Series 2019-1A, Class D1RR, 6.955% (3-Month Term SOFR+305 basis points), 10/15/2037[3,4,9]	1,008,085
1,500,000	Series 2020-3A, Class ARR, 5.120% (3-Month Term SOFR+125 basis points), 1/20/2038[3,4,9]	1,501,500
1,000,000	Series 2020-3A, Class D1RR, 6.570% (3-Month Term SOFR+270 basis points), 1/20/2038[3,4,9]	1,005,380
1,000,000	Series 2020-3A, Class D2RR, 7.720% (3-Month Term SOFR+385 basis points), 1/20/2038[3,4,9]	1,005,243
1,000,000	Series 2020-2A, Class D2RR, 7.884% (3-Month Term SOFR+400 basis points), 1/20/2038[3,4,9]	1,005,225
	Voya Euro CLO DAC
2,000,000	Series 1A, Class B2R, 5.150%, 10/15/2037[3,9]	2,325,745
1,875,000	Series 9X, Class B1, 3.872% (3-Month Euribor+195 basis points), 10/15/2038[3,4]	2,162,747
	Whitebox CLO Ltd.
2,000,000	Series 2023-4A, Class D1R, 7.784% (3-Month Term SOFR+390 basis points), 4/20/2036[3,4,9]	2,009,382
1,000,000	Series 2023-4A, Class ER, 10.364% (3-Month Term SOFR+648 basis points), 4/20/2036[3,4,9]	1,019,718
750,000	Wind River CLO Ltd. Series 2014-3A, Class DR2, 7.519% (3-Month Term SOFR+366.16 basis points), 10/22/2031[3,4,9]	752,891
	Total Asset-Backed Securities
	(Cost $353,635,292)	348,923,003
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.9%
203,000	DBUBS Mortgage Trust Series 2011-LC3A, Class PM2, 5.098%, 5/10/2044[3,9,10]	132,967
2,000,000	Elmwood CLO Ltd. Series 2021-2A, Class D1R, 6.534% (3-Month Term SOFR+265 basis points), 4/20/2038[3,4,9]	2,004,489
3,420,317	GS Mortgage Securities Corp Trust Series 2012-BWTR, Class A, 2.954%, 11/5/20343,9	2,997,741
1,250,000	Regatta Funding Ltd. Series 2016-1A, Class ER3, 10.380% (3-Month Term SOFR+640 basis points), 6/20/2034[3,4,9]	1,242,647

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
500,000	WFLD Mortgage Trust Series 2014-MONT, Class D, 3.755%, 8/10/2031[3,9,10]	$374,932
750,000	Worldwide Plaza Trust Series 2017-WWP, Class F, 3.596%, 11/10/2036[9,10]	3,869
2,500,000	XRL ALC LLC Series 2025-OZK, Class B1, 13.500%, 7/15/2028[9,11]	2,531,345
	Total Commercial Mortgage-Backed Securities
	(Cost $9,854,186)	9,287,990
	CORPORATE — 5.6%
	BASIC MATERIALS — 0.3%
430,000	Ahlstrom Holding 3 Oy 4.875%, 2/4/2028[3,7,9]	418,531
925,000	SCIL USA Holdings LLC 5.375%, 11/1/2026[3,9]	923,961
		1,342,492
	COMMUNICATIONS — 0.6%
1,025,000	Altice Financing S.A. 5.000%, 1/15/2028[3,7,9]	764,974
475,000	EW Scripps Co. 9.875%, 8/15/2030[3,9]	450,933
545,000	Summer BC Holdco B SARL 5.875%, 2/15/2030[3]	602,277
1,200,000	Virgin Media Finance PLC 5.000%, 7/15/2030[3,7,9]	1,072,391
		2,890,575
	CONSUMER, CYCLICAL — 0.7%
900,000	Beach Acquisition Bidco LLC 10.000%, 7/15/2033[3,9,12]	968,549
1,160,000	Deuce Finco Plc 5.500%, 6/15/2027[3]	1,522,721
1,125,000	Ford Motor Credit Co. LLC 2.900%, 2/10/2029[3]	1,048,802
		3,540,072
	CONSUMER, NON-CYCLICAL — 0.6%
715,000	Global Medical Response, Inc. 7.375%, 10/1/2032[3,9]	748,670
940,000	Grifols Escrow Issuer S.A. 4.750%, 10/15/2028[3,7,9]	909,606

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
982,000	HAH Group Holding Co. LLC 9.750%, 10/1/2031[3,9]	$931,847
		2,590,123
	ENERGY — 0.8%
675,000	Archrock Partners LP / Archrock Partners Finance Corp. 6.250%, 4/1/2028[3,9]	678,322
850,000	Genesis Energy LP / Genesis Energy Finance Corp. 8.250%, 1/15/2029[3]	888,608
425,000	Northriver Midstream Finance LP 6.750%, 7/15/2032[3,7,9]	433,438
1,200,000	Star Holding LLC 8.750%, 8/1/2031[3,9]	1,161,351
700,000	XPLR Infrastructure LP 2.500%, 6/15/2026[9,13]	687,750
		3,849,469
	FINANCIAL — 0.3%
225,000	Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden U.S. Refinance LLC 7.250%, 2/15/2031[3,7,9]	232,109
1,024,000	Osaic Holdings, Inc. 8.000%, 8/1/2033[3,9]	1,051,619
		1,283,728
	INDUSTRIAL — 0.4%
1,100,000	Graphic Packaging International LLC 3.750%, 2/1/2030[3,9]	1,034,146
1,000,000	Smyrna Ready Mix Concrete LLC 8.875%, 11/15/2031[3,9]	1,053,784
		2,087,930
	TECHNOLOGY — 0.7%
1,425,000	CoreLogic, Inc. 4.500%, 5/1/2028[3,9]	1,377,481
1,000,000	Ellucian Holdings, Inc. 6.500%, 12/1/2029[3,9]	1,014,567
1,175,000	Virtusa Corp. 7.125%, 12/15/2028[3,9]	1,128,565
		3,520,613

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	UTILITIES — 1.2%
1,000,000	Alpha Generation LLC 6.750%, 10/15/2032[3,9]	$1,028,522
1,150,000	Atlantica Sustainable Infrastructure PLC 4.125%, 6/15/2028[3,7,9]	1,114,238
1,750,000	NRG Energy, Inc. 3.625%, 2/15/2031[3,9]	1,634,694
950,000	Pike Corp. 8.625%, 1/31/2031[3,9]	1,014,853
890,000	VoltaGrid LLC 7.375%, 11/1/2030[3,9]	905,733
		5,698,040
	Total Corporate
	(Cost $26,660,009)	26,803,042
	Total Bonds
	(Cost $390,149,487)	385,014,035

Number of Shares
	COMMON EQUITY — 0.1%
	CONSUMER, CYCLICAL — 0.1%
6,465	Aimbridge Acquisition Co., Inc[8]	439,620
	CONSUMER, NON-CYCLICAL — 0.0%
395	Correct Care Solutions[8]	198
395	Correct Care Solutions[8]	2,372
106	Wellpath Recovery Solutions[8]	1,795
		4,365
	Total Common Equity
	(Cost $433,851)	443,985
	EXCHANGE-TRADED FUNDS — 0.5%
29,795	Palmer Square CLO Senior Debt ETF[14]	608,414
81,317	Palmer Square Credit Opportunities ETF[14]	1,682,448
	Total Exchange-Traded Funds
	(Cost $2,279,900)	2,290,862

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025 (Unaudited)

Number of Contracts		Value
PURCHASED OPTION CONTRACTS — 0.1%
PUT OPTIONS — 0.1%
100	Carvana Co. Exercise Price: $300.00, Notional Amount: $3,000,000, Expiration Date: November 21, 2025*	$152,000
70	Credit Acceptance Corp. Exercise Price: $450.00, Notional Amount: $3,150,000, Expiration Date: November 21, 2025*	151,900
5,000	LendingClub Corp. Exercise Price: $15.00, Notional Amount: $7,500,000, Expiration Date: November 21, 2025*	125,000
1,000	Pagaya Technologies Ltd Exercise Price: $22.00, Notional Amount: $2,200,000, Expiration Date: November 21, 2025*	165,000
		593,900
	Total Put Options
	(Cost $375,053)	593,900
	Total Purchased Option Contracts
	(Cost $375,053)	593,900
	TOTAL INVESTMENTS — 95.8%
	(Cost $466,769,618)	460,752,327
	Other Assets in Excess of Liabilities — 4.2%	20,182,243
	TOTAL NET ASSETS — 100.0%	$480,934,570

Principal Amount[1]
	SECURITIES SOLD SHORT — (0.3)%
	BONDS — (0.3)%
	CORPORATE — (0.3)%
	FINANCIAL — (0.3)%
$(800,000)	goeasy Ltd. 6.875%, 2/15/20313,7,9	(782,357)
(750,000)	Societe Generale S.A. 5.375% (USD 5 Year Tsy+451.4 basis points), 5/18/2169[3,7,9,10,15]	(713,079)
		(1,495,436)
	Total Corporate
	(Proceeds $1,471,272)	(1,495,436)
	Total Bonds
	(Proceeds $1,471,272)	(1,495,436)
Total Securities Sold Short
(Proceeds $1,471,272)	$(1,491,45,436)

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025 (Unaudited)

EUR –	Euro
ETF –	Exchange-Traded Fund

*	Non-income producing security.
[1]	Local currency.
[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	Callable.
[4]	Floating rate security.
[5]	All or a portion of the loan is unfunded.
[6]	Denotes investments purchased on a when-issued or delayed delivery basis.
[7]	Foreign security denominated in U.S. Dollars.
[8]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[9]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The absolute value of these securities is $366,323,953 which represents 76.17% of total net assets of the Fund.
[10]	Variable rate security.
[11]	Step rate security.
[12]	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.
[13]	Convertible security.
[14]	Affiliated company.
[15]	Perpetual security.

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2025 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At October 31, 2025	Unrealized Appreciation (Depreciation)
EUR	BNP Paribas	EUR per USD	1/14/2026	(8,500,000)	$(9,911,102)	$(9,838,817)	$72,285
EUR	JP Morgan	EUR per USD	12/2/2025	(2,600,000)	(2,786,334)	(3,002,476)	(216,142)
EUR	JP Morgan	EUR per USD	12/5/2025	(1,750,000)	(2,046,543)	(2,021,258)	25,285
EUR	JP Morgan	EUR per USD	12/23/2025	(3,641,000)	(4,292,493)	(4,209,879)	82,614
EUR	JP Morgan	EUR per USD	3/27/2026	(1,000,000)	(1,101,164)	(1,161,559)	(60,395)
EUR	JP Morgan	EUR per USD	7/23/2026	(2,500,000)	(3,007,435)	(2,918,166)	89,269
EUR	JP Morgan	EUR per USD	3/19/2027	(1,875,000)	(2,269,886)	(2,207,186)	62,700
					$(25,414,957)	$(25,359,341)	$55,616
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(25,414,957)	$(25,359,341)	$55,616

EUR – Euro

USD – U.S. Dollar